Related party information (Tables)	12 Months Ended
Dec. 31, 2017
Related party information
Schedule of information about key management personnel

	Year ended December 31,
	2017	2016	2015
	$m	$m	$m
Salaries and other short term employee benefits	12	12	10
Post-employment benefits	1	1	1
	13	13	11
Transaction related and other compensation	7	29	—
	20	42	11

Schedule of information relating to wholly owned subsidiaries
Company	Country of incorporation	Activity
Ardagh Metal Beverage Manufacturing Austria GmbH	Austria	Metal Packaging
Ardagh Metal Beverage Trading Austria GmbH	Austria	Metal Packaging
Latas Indústria de Embalagens de Alumínio do Brasil Ltda	Brazil	Metal Packaging
Ardagh Metal Packaging Czech Republic s.r.o.	Czech Republic	Metal Packaging
Ardagh Glass Holmegaard A/S	Denmark	Glass Packaging
Ardagh Aluminium Packaging France SAS	France	Metal Packaging
Ardagh MP West France SAS	France	Metal Packaging
Ardagh Metal Packaging France SAS	France	Metal Packaging
Ardagh Metal Beverage Trading France SAS	France	Metal Packaging
Ardagh Metal Beverage France SAS	France	Metal Packaging
Ardagh Glass GmbH	Germany	Glass Packaging
Heye International GmbH	Germany	Glass Engineering
Ardagh Metal Packaging Germany GmbH	Germany	Metal Packaging
Ardagh Germany MP GmbH	Germany	Metal Packaging
Ardagh Metal Beverage Trading Germany GmbH	Germany	Metal Packaging
Ardagh Metal Beverage Germany GmbH	Germany	Metal Packaging
Ardagh Glass Sales Limited	Ireland	Glass Packaging
Ardagh Packaging Holdings Limited	Ireland	Glass and Metal Packaging
Ardagh Group Italy S.r.l.	Italy	Glass and Metal Packaging
Ardagh Aluminium Packaging Netherlands B.V.	Netherlands	Metal Packaging
Ardagh Glass Dongen B.V.	Netherlands	Glass Packaging
Ardagh Glass Moerdijk B.V.	Netherlands	Glass Packaging
Ardagh Metal Packaging Netherlands B.V.	Netherlands	Metal Packaging
Ardagh Metal Beverage Trading Netherlands B.V.	Netherlands	Metal Packaging
Ardagh Metal Beverage Netherlands B.V.	Netherlands	Metal Packaging
Ardagh Glass S.A.	Poland	Glass Packaging
Ardagh Metal Packaging Poland Sp. z o.o.	Poland	Metal Packaging
Ardagh Metal Beverage Trading Poland Sp. z o.o.	Poland	Metal Packaging
Ardagh Metal Beverage Poland Sp. z o.o.	Poland	Metal Packaging
Ardagh Metal Beverage Trading Spain SL	Spain	Metal Packaging
Ardagh Metal Beverage Spain SL	Spain	Metal Packaging
Ardagh Metal Packaging Iberica S.A.	Spain	Metal Packaging
Ardagh Glass Limmared AB	Sweden	Glass Packaging
Ardagh Metal Beverage Europe GmbH	Switzerland	Metal Packaging
Ardagh Glass Limited	United Kingdom	Glass Packaging
Ardagh Metal Beverage Trading UK Limited	United Kingdom	Metal Packaging
Ardagh Metal Beverage UK Limited	United Kingdom	Metal Packaging
Ardagh Metal Packaging UK Limited	United Kingdom	Metal Packaging
Ardagh Metal Packaging USA Inc.	United States	Metal Packaging
Ardagh Glass Inc.	United States	Glass Packaging
Ardagh Metal Beverage USA Inc.	United States	Metal Packaging